UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21142

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Semiannual Report

March 31, 2015

Municipal (EIM)    •    California (EVM)    •     New York (ENX)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2015

Eaton Vance

Municipal Bond Funds

Table of Contents

Performance and Fund Profile

Municipal Bond Fund	2
California Municipal Bond Fund	3
New York Municipal Bond Fund	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Officers and Trustees	33

Important Notices	34

Eaton Vance

Municipal Bond Fund

March 31, 2015

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	4.56%	15.97%	9.76%	6.40%
Fund at Market Price	—	6.22	15.42	6.75	6.20
Barclays Long (22+) Year Municipal Bond Index	—	3.98%	10.76%	6.89%	5.41%

% Premium/Discount to NAV[3]
					–8.76%

Distributions[4]
Total Distributions per share for the period					$0.383
Distribution Rate at NAV					5.41%
Taxable-Equivalent Distribution Rate at NAV					9.56%
Distribution Rate at Market Price					5.93%
Taxable-Equivalent Distribution Rate at Market Price					10.48%

% Total Leverage[5]
Residual Interest Bond (RIB) Financing					38.39%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

California Municipal Bond Fund

March 31, 2015

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	3.29%	12.94%	8.34%	5.35%
Fund at Market Price	—	8.96	17.18	6.28	5.26
Barclays Long (22+) Year Municipal Bond Index	—	3.98%	10.76%	6.89%	5.41%

% Premium/Discount to NAV[3]
					–7.18%

Distributions[4]
Total Distributions per share for the period					$0.342
Distribution Rate at NAV					5.28%
Taxable-Equivalent Distribution Rate at NAV					10.76%
Distribution Rate at Market Price					5.69%
Taxable-Equivalent Distribution Rate at Market Price					11.60%

% Total Leverage[5]
RIB Financing					40.07%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Bond Fund

March 31, 2015

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	3.44%	12.71%	7.56%	5.50%
Fund at Market Price	—	6.18	12.27	4.44	5.34
Barclays Long (22+) Year Municipal Bond Index	—	3.98%	10.76%	6.89%	5.41%

% Premium/Discount to NAV[3]
					–9.86%

Distributions[4]
Total Distributions per share for the period					$0.359
Distribution Rate at NAV					5.08%
Taxable-Equivalent Distribution Rate at NAV					9.84%
Distribution Rate at Market Price					5.64%
Taxable-Equivalent Distribution Rate at Market Price					10.93%

% Total Leverage[5]
RIB Financing					39.21%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Municipal Bond Funds

March 31, 2015

Endnotes and Additional Disclosures

[1]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

5

Eaton Vance

Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 160.0%

Security	Principal Amount (000’s omitted)	Value

Education — 15.1%
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$11,025,105
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	14,700	16,855,608
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	3,985	4,439,728
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	17,192,400
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	7,582,341
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,869,536
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,206,980
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	8,790	10,171,964
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	17,358,003
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	15,245,145
University of California, 5.25%, 5/15/39	3,730	4,262,010
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	720	842,234
University of Colorado, (University Enterprise Revenue), 5.25%, 6/1/36(1)	10,000	11,476,000
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	16,187,992

		$145,715,046

Electric Utilities — 4.3%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,320	$2,696,350
JEA St. Johns River Power Park System, FL, 4.00%, 10/1/32(1)	10,000	10,222,200
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	11,153,400
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	7,110	8,079,022
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/36	3,425	3,803,052
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	5,286,555

		$41,240,579

Escrowed / Prerefunded — 0.6%
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	$5,000	$5,697,050

		$5,697,050

Security	Principal Amount (000’s omitted)	Value

General Obligations — 15.8%
California, 5.00%, 12/1/30	$7,390	$8,714,066
California, 5.00%, 10/1/33	18,815	22,075,451
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	9,112,730
Clark County, NV, 5.00%, 7/1/33	4,500	5,164,965
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	3,000	3,696,240
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,265,120
Mississippi, 5.00%, 10/1/30(1)	10,000	11,641,200
Mississippi, 5.00%, 10/1/36(1)	12,075	13,973,794
New York, NY, 5.00%, 10/1/32	10,000	11,566,800
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35	180	189,583
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35(1)	12,250	12,902,190
Oregon, 5.00%, 8/1/35(1)	6,750	7,762,838
Oregon, 5.00%, 8/1/36	2,000	2,296,940
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,725,725
Washington, 4.00%, 7/1/28(1)	10,000	10,843,700
Washington, 5.00%, 2/1/35	15	17,439
Washington, 5.00%, 2/1/35(1)	18,250	21,216,902

		$152,165,683

Hospital — 8.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,140,230
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	2,010,578
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,570	12,796,073
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	3,237,656
Hawaii Department of Budget and Finance, (The Queen’s Health Systems), 4.00%, 7/1/40	1,520	1,528,831
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,190	7,742,264
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	5,040	1,625,904
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	10,000	2,757,100
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	5,355	5,612,308
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	4,385	5,068,183

6	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	$10,950	$12,443,470
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	6,105	6,950,481
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,705,748
Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	12,901,045

		$84,519,871

Industrial Development Revenue — 0.4%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,245	$4,419,639

		$4,419,639

Insured – Education — 3.0%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,900	$20,573,646
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	7,865	8,434,505

		$29,008,151

Insured – Electric Utilities — 3.9%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$5,000	$5,868,550
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	4,905	5,683,522
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,895	14,113,707
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,735	3,039,734
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	7,840	8,939,168

		$37,644,681

Insured – Escrowed / Prerefunded — 3.3%
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	$3,185	$3,648,800
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	1,985	2,274,056
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	3,170	3,658,814
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), Prerefunded to 11/16/15, 5.00%, 11/15/35	3,795	3,907,142

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	$13,145	$11,627,936
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,875	2,174,606
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/20	5,570	5,102,844

		$32,394,198

Insured – General Obligations — 9.0%
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39	$35	$39,150
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39(1)	13,600	15,212,416
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	3,750	4,803,825
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	9,885,363
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,530	9,232,473
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	16,605	13,685,841
King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,000	7,604,240
Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,955	10,151,925
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,950	11,938,128
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	4,275	4,313,390

		$86,866,751

Insured – Hospital — 13.0%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$8,933,430
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	11,897,710
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,500	12,323,745
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	16,235,544
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,500	2,696,575
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	3,009,877
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,814,595

7	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	$19,150	$19,509,254
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	3,100	3,336,344
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	14,781,785
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	5,795	6,789,828
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,742,434
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	14,128,314

		$125,199,435

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$10,259,460

		$10,259,460

Insured – Lease Revenue / Certificates of Participation — 4.3%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,035	$1,179,465
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	26,588,160
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,000	14,259,700

		$42,027,325

Insured – Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$16,795	$7,053,396
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	8,057,003

		$15,110,399

Insured – Solid Waste — 0.5%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,760	$3,201,627
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,575	1,814,416

		$5,016,043

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 6.2%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,657,736
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	12,870,497
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	15,858,900
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	3,892,524
Utah Transportation Authority, Sales Tax Revenue, (AGM), Prerefunded to 6/15/18, 4.75%, 6/15/32(1)	10,800	12,100,959

		$60,380,616

Insured – Student Loan — 0.7%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$5,870	$6,562,073

		$6,562,073

Insured – Transportation — 20.2%
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$23,290,246
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	2,500	2,884,450
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,000	1,144,030
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	2,067,354
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,570	1,800,272
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,015	1,168,803
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,322,546
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	9,154,236
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	8,818,104
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	7,857,500
Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,488,272
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	7,193,388
Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	20,995	23,285,344
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,000	15,527,260
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	1,785	2,044,575
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	13,396,734
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,143,093

8	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	$1,160	$1,309,640
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	20,000	22,338,600
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,000	11,002,800
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,010,123
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,162,239
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	563,990
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	17,944,430
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	9,253,048

		$195,171,077

Insured – Water and Sewer — 14.7%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$2,060	$2,268,225
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	10,790,961
DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,000	12,174,700
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	2,505	2,513,592
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,500	9,413,325
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	27,570	30,277,348
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,285,765
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,434,998
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	9,095	9,198,410
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,615	2,931,310
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,240	2,501,565
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,730	3,035,105
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,240	2,486,602
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	9,500	10,845,770
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,762,265
Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	27,670	30,586,676

		$141,506,617

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 3.5%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$1,980	$2,309,709
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26	10	12,254
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	16,000	19,606,240
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/30(1)	10,000	11,745,800

		$33,674,003

Other Revenue — 2.6%
New York, NY, Transitional Finance Authority, Building Aid Revenue, 5.00%, 7/15/36(1)	$10,750	$12,281,122
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	10,774,764
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,889,023

		$24,944,909

Senior Living / Life Care — 0.1%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,331,369

		$1,331,369

Special Tax Revenue — 8.4%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	$20,000	$23,015,400
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	2,895	3,406,865
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	1,535	1,803,564
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,838,100
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,285	3,826,466
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	12,040	13,977,718
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	23,034,000

		$80,902,113

Transportation — 11.1%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$3,205	$3,778,919
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	5,824,071
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	8,275	9,298,452
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,887,830

9	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	$4,380	$5,176,591
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	5,394,186
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	4,735	5,386,441
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	11,834,756
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	4,615	5,274,622
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,361,300
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	2,915	3,302,054
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	2,590	2,939,365
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	5,000	5,451,700
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	16,739,596
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,710,150
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,527,250

		$106,887,283

Water and Sewer — 7.9%
California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$11,969,500
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,735	3,117,080
Chicago, IL, Water Revenue, 5.00%, 11/1/42	5,000	5,499,100
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,153,449
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	2,131,003
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	3,124,176
Honolulu, HI, City and County Wastewater System, 5.25%, 7/1/36(1)	9,750	11,206,942
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	10,000	11,435,700
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,654,323
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	7,248,260
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/31	10,000	11,563,800
Portland, OR, Water System, 5.00%, 5/1/36	5,385	6,120,699

		$76,224,032

Total Tax-Exempt Investments — 160.0% (identified cost $1,390,779,926)		$1,544,868,403

Other Assets, Less Liabilities — (60.0)%		$(579,537,241)

Net Assets — 100.0%		$965,331,162

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

At March 31, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	12.1%
Texas	12.0%
Others, representing less than 10% individually	75.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 51.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 21.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 169.2%

Security	Principal Amount (000’s omitted)	Value

Education — 15.3%
California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$11,435,500
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	2,680	2,963,088
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	635,388
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,075,445
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,564,695
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	3,630	4,134,134
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	802,737
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	6,988,206
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	2,044,878
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,341,967
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	907,392
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,680,053
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,813,383
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,943,662

		$42,330,528

Electric Utilities — 1.8%
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	$1,890	$2,169,172
Vernon Electric System Revenue, 5.125%, 8/1/21	2,375	2,678,477

		$4,847,649

General Obligations — 36.3%
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	$6,900	$7,357,952
California, 5.50%, 11/1/35	4,600	5,529,983
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38	20	23,137
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	11,279,190

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Foothill-De Anza Community College District, 5.00%, 8/1/36(1)	$10,000	$11,436,700
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	8,034,250
Palomar Community College District, 5.00%, 8/1/44(2)	10,000	11,707,200
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,315,944
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,598,135
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,974,876
San Francisco Bay Area Rapid Transit District, (Election of 2004), 5.00%, 8/1/35	5,000	5,471,050
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	1,910	2,226,678
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	2,230	2,588,383
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,720,753
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35(3)	7,500	8,694,375
Ventura County Community College District, 5.00%, 8/1/30(2)	8,000	9,665,280

		$100,623,886

Hospital — 13.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,750	$1,995,403
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	624,756
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,505	4,982,395
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	1,795	2,015,175
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,903,734
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	4,480	5,158,586
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,100	2,393,307
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,824,400
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,170	2,285,292
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	3,962,087
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,292,834
Washington Township Health Care District, 5.25%, 7/1/29	3,005	3,013,714

		$38,451,683

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 6.9%
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$8,250	$9,155,602
University of California, (AGM), 4.50%, 5/15/26(1)	3,095	3,141,611
University of California, (AGM), 4.50%, 5/15/28(1)	6,690	6,788,476

		$19,085,689

Insured – Electric Utilities — 15.6%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$21,243,192
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,240	2,442,854
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	6,750	7,375,725
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,250,100
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34(3)	3,840	3,865,190
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,128,670
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,984,040

		$43,289,771

Insured – Escrowed / Prerefunded — 5.6%
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	$345	$377,951
East Bay Municipal Utility District, Water System Revenue, (NPFG), Prerefunded to 6/1/17, 5.00%, 6/1/32(1)	6,500	7,120,815
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), Prerefunded to 4/1/17, 5.00%, 4/1/32(1)	7,500	8,152,800

		$15,651,566

Insured – General Obligations — 22.0%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$4,175	$4,623,395
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	4,135	3,586,658
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	23,150	8,412,015
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,500	5,095,440
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	5,705	6,214,685
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32(1)	6,100	6,650,891
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	1,943,753

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	$5,000	$4,048,600
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	4,927,714
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,157,996
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/23	4,365	3,597,240
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,020,354
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,669,312

		$60,948,053

Insured – Hospital — 6.8%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,205	$2,271,216
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,000	10,730,300
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,500	3,632,720
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	2,128,320

		$18,762,556

Insured – Lease Revenue / Certificates of Participation — 4.0%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$10,000	$11,078,400

		$11,078,400

Insured – Special Tax Revenue — 5.8%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	$595	$614,885
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37(3)	7,240	7,440,258
Pomona Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,946,890
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	2,019,890

		$16,021,923

Insured – Transportation — 1.5%
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	$1,885	$1,994,104
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,113,848

		$4,107,952

Insured – Water and Sewer — 4.4%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$1,595	$1,788,856

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	$5,000	$5,439,900
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,926,798
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	2,075	2,104,942

		$12,260,496

Lease Revenue / Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38(3)	$2,565	$2,927,665

		$2,927,665

Special Tax Revenue — 10.2%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$712,556
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	705,525
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/39(1)	6,285	7,396,874
San Bernardino County Transportation Authority, 5.25%, 3/1/40	5	5,917
San Bernardino County Transportation Authority, 5.25%, 3/1/40(1)	10,375	12,278,294
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	7,133,063

		$28,232,229

Transportation — 8.2%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(1)	$6,500	$7,580,560
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,283,380
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,568,750
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,447,347
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,950,463

		$22,830,500

Water and Sewer — 9.8%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,646,324
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,590,725

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Orange County, Sanitation District Wastewater Revenue, 5.00%, 2/1/35(1)	$10,000	$11,958,900

		$27,195,949

Total Tax-Exempt Investments — 169.2% (identified cost $429,556,085)		$468,646,495

Other Assets, Less Liabilities — (69.2)%		$(191,616,860)

Net Assets — 100.0%		$277,029,635

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 42.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 18.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

13	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 162.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,845,285
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35	50	53,328
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35(1)	6,100	6,506,077

		$10,404,690

Education — 29.1%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$231,000
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	120,179
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	228,116
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,330	1,504,722
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	229,392
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/20	760	887,429
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,119,841
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	891,344
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	333,360
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	405	466,742
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	268,001
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	11,166,700
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	11,511,800
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,581,904
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	11,301,300
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,290,060
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	500	567,255
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	3,063,177
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,362,777

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	$250	$291,650
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	6,035,557
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,305	3,819,688

		$64,271,994

Electric Utilities — 1.5%
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	$2,895	$3,415,782

		$3,415,782

General Obligations — 11.1%
Long Beach City School District, 4.50%, 5/1/26	$4,715	$5,181,031
New York, 5.00%, 2/15/34(1)	7,250	8,380,057
New York City, 5.00%, 8/1/34(1)	8,650	9,916,879
Peekskill, 5.00%, 6/1/35	465	513,709
Peekskill, 5.00%, 6/1/36	490	541,327

		$24,533,003

Hospital — 10.3%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$700,681
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	926,370
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	10,049,646
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,235,741
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	2,055	2,162,908
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,900	7,633,194

		$22,708,540

Housing — 1.6%
New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,623,150
New York Mortgage Agency, 3.55%, 10/1/33	1,000	1,006,560

		$3,629,710

Industrial Development Revenue — 1.1%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$490	$593,699
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,800,489

		$2,394,188

14	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 18.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$925	$1,101,934
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	2,020,620
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,750	11,901,110
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,672,371
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	2,405	2,592,446
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,750	4,031,363
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,500	9,410,180
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,379,540
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	3,299,648
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,490,680

		$39,899,892

Insured – Electric Utilities — 6.0%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,000	$5,826,800
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,494,434

		$13,321,234

Insured – Escrowed / Prerefunded — 5.5%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.125%, 11/1/23	$300	$343,920
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	3,835	4,430,154
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	2,250	2,355,863
New York Housing Development Corp., (NPFG), Prerefunded to 7/1/15, 5.00%, 7/1/25	2,350	2,378,270
New York State Housing Finance Agency, (AGM), Prerefunded to 9/15/16, 5.00%, 3/15/37	2,415	2,578,640

		$12,086,847

Insured – General Obligations — 9.1%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,586,944
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,754,786
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	222,098

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
East Northport Fire District, (AGC), 4.50%, 11/1/21	$200	$220,668
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	219,910
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	219,226
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	186,935
Freeport, (AGC), 5.00%, 10/15/20	185	209,194
Freeport, (AGC), 5.00%, 10/15/21	195	219,599
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,213,053
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	877,039
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	919,005
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,906,730
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	785	851,293
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	825	891,561
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	905	975,789
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	950	1,021,136
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,731,844

		$20,226,810

Insured – Hospital — 2.1%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,726,482

		$4,726,482

Insured – Lease Revenue / Certificates of Participation — 2.3%
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,344,606
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	918,456
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	2,841,261

		$5,104,323

Insured – Other Revenue — 2.1%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$4,050	$4,600,071

		$4,600,071

Insured – Special Tax Revenue — 2.3%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,175	$2,606,520
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	657,390

15	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	$4,000	$933,640
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	901,688

		$5,099,238

Insured – Transportation — 8.2%
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	$5,600	$6,168,452
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,000	12,008,590

		$18,177,042

Insured – Water and Sewer — 0.7%
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	$1,475	$1,485,694

		$1,485,694

Other Revenue — 5.8%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,697,880
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	2,430,890
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	4,110	4,728,226

		$12,856,996

Special Tax Revenue — 24.1%
Metropolitan Transportation Authority, Dedicated Tax Fund, 5.00%, 11/15/31(1)	$10,000	$11,744,700
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	11,356,400
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	1,000	1,199,790
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,694,765
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	6,600	7,687,878
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	2,370	2,730,785
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30	8,900	10,811,542

		$53,225,860

Transportation — 11.5%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$3,987,512
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,702,751
Nassau County Bridge Authority, 5.00%, 10/1/40	300	327,510

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New York Thruway Authority, 5.00%, 1/1/37	$7,280	$8,237,029
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	11,156,700

		$25,411,502

Water and Sewer — 5.7%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$886,461
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	591,185
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,000	1,148,590
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	9,863,087

		$12,489,323

Total Tax-Exempt Investments — 162.8% (identified cost $329,492,070)		$360,069,221

Other Assets, Less Liabilities — (62.8)%		$(138,900,652)

Net Assets — 100.0%		$221,168,569

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 34.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 13.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $449,790.

16	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Statements of Assets and Liabilities (Unaudited)

	March 31, 2015
Assets	Municipal Fund	California Fund	New York Fund
Investments —
Identified cost	$1,390,779,926	$429,556,085	$329,492,070
Unrealized appreciation	154,088,477	39,090,410	30,577,151
Investments, at value	$1,544,868,403	$468,646,495	$360,069,221
Cash	$3,727,633	$9,694,525	$—
Restricted cash*	928,000	488,000	205,000
Interest receivable	19,036,816	5,092,824	4,412,106
Receivable for investments sold	66,219	—	—
Deferred debt issuance costs	387,703	140,069	31,108
Total assets	$1,569,014,774	$484,061,913	$364,717,435

Liabilities
Payable for floating rate notes issued	$601,550,000	$185,200,000	$142,670,000
Payable for when-issued securities	—	21,146,700	—
Payable for variation margin on open financial futures contracts	93,031	63,344	20,313
Due to custodian	—	—	375,999
Payable to affiliates:
Investment adviser fee	796,094	234,874	200,405
Interest expense and fees payable	1,101,366	322,722	212,784
Accrued expenses	143,121	64,638	69,365
Total liabilities	$603,683,612	$207,032,278	$143,548,866
Net Assets	$965,331,162	$277,029,635	$221,168,569

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$681,683	$213,912	$156,586
Additional paid-in capital	958,234,857	302,760,817	221,022,853
Accumulated net realized loss	(147,580,463)	(66,869,707)	(32,361,854)
Accumulated undistributed net investment income	658,633	2,313,304	1,938,031
Net unrealized appreciation	153,336,452	38,611,309	30,412,953
Net Assets	$965,331,162	$277,029,635	$221,168,569

Common Shares Outstanding	68,168,250	21,391,186	15,658,585

Net Asset Value
Net assets ÷ common shares issued and outstanding	$14.16	$12.95	$14.12

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

17	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2015
Investment Income	Municipal Fund	California Fund	New York Fund
Interest	$32,928,512	$9,447,705	$7,428,055
Total investment income	$32,928,512	$9,447,705	$7,428,055

Expenses
Investment adviser fee	$4,696,777	$1,377,650	$1,180,207
Trustees’ fees and expenses	34,000	11,377	9,029
Custodian fee	158,648	57,811	48,179
Transfer and dividend disbursing agent fees	10,117	9,115	9,284
Legal and accounting services	70,356	44,469	41,778
Printing and postage	34,725	11,636	10,220
Interest expense and fees	1,780,816	513,455	403,781
Miscellaneous	35,823	16,322	15,946
Total expenses	$6,821,262	$2,041,835	$1,718,424
Deduct —
Reduction of custodian fee	$753	$412	$118
Total expense reductions	$753	$412	$118

Net expenses	$6,820,509	$2,041,423	$1,718,306

Net investment income	$26,108,003	$7,406,282	$5,709,749

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(3,860,934)	$1,356,873	$573,156
Extinguishment of debt	(34)	—	—
Financial futures contracts	(2,594,725)	(1,180,357)	(565,710)
Net realized gain (loss)	$(6,455,693)	$176,516	$7,446
Change in unrealized appreciation (depreciation) —
Investments	$22,396,853	$1,501,319	$1,418,047
Financial futures contracts	(1,127,645)	(672,138)	(246,092)
Net change in unrealized appreciation (depreciation)	$21,269,208	$829,181	$1,171,955

Net realized and unrealized gain	$14,813,515	$1,005,697	$1,179,401

Net increase in net assets from operations	$40,921,518	$8,411,979	$6,889,150

18	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Statements of Changes in Net Assets

	Six Months Ended March 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund
From operations —
Net investment income	$26,108,003	$7,406,282	$5,709,749
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	(6,455,693)	176,516	7,446
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	21,269,208	829,181	1,171,955
Net increase in net assets from operations	$40,921,518	$8,411,979	$6,889,150
Distributions to common shareholders —
From net investment income	$(26,109,122)	$(7,316,213)	$(5,623,297)
Total distributions to common shareholders	$(26,109,122)	$(7,316,213)	$(5,623,297)
Capital share transactions —
Cost of shares repurchased (See Note 5)	$—	$(87,649)	$(287,318)
Net decrease in net assets from capital share transactions	$—	$(87,649)	$(287,318)

Net increase in net assets	$14,812,396	$1,008,117	$978,535

Net Assets
At beginning of period	$950,518,766	$276,021,518	$220,190,034
At end of period	$965,331,162	$277,029,635	$221,168,569

Accumulated undistributed net investment income included in net assets
At end of period	$658,633	$2,313,304	$1,938,031

19	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2014
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund
From operations —
Net investment income	$53,349,688	$15,088,430	$11,858,752
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	190,580	(2,717,813)	(1,552,854)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	111,749,614	31,277,572	20,855,535
Net increase in net assets from operations	$165,289,882	$43,648,189	$31,161,433
Distributions to common shareholders —
From net investment income	$(52,218,243)	$(14,152,654)	$(10,885,152)
Total distributions to common shareholders	$(52,218,243)	$(14,152,654)	$(10,885,152)
Capital share transactions —
Cost of shares repurchased (See Note 5)	$—	$(3,881,323)	$(2,538,716)
Net decrease in net assets from capital share transactions	$—	$(3,881,323)	$(2,538,716)

Net increase in net assets	$113,071,639	$25,614,212	$17,737,565

Net Assets
At beginning of year	$837,447,127	$250,407,306	$202,452,469
At end of year	$950,518,766	$276,021,518	$220,190,034

Accumulated undistributed net investment income included in net assets
At end of year	$659,752	$2,223,235	$1,851,579

20	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2015
Cash Flows From Operating Activities	Municipal Fund	California Fund	New York Fund
Net increase in net assets from operations	$40,921,518	$8,411,979	$6,889,150
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(73,810,677)	(20,931,110)	(14,360,165)
Investments sold	71,306,581	20,206,104	8,764,294
Net amortization/accretion of premium (discount)	(1,520,512)	(291,750)	144,110
Amortization of deferred debt issuance costs	51,252	9,464	7,602
Decrease in restricted cash	105,000	42,000	20,000
Decrease (increase) in interest receivable	(134,390)	44,270	(20,935)
Decrease in receivable for variation margin on open financial futures contracts	139,750	60,844	30,469
Increase in payable for variation margin on open financial futures contracts	93,031	63,344	20,313
Increase in payable to affiliate for investment adviser fee	32,294	8,850	7,126
Decrease in interest expense and fees payable	(69,609)	(19,480)	(9,931)
Decrease in accrued expenses	(75,344)	(54,823)	(49,183)
Net change in unrealized (appreciation) depreciation from investments	(22,396,853)	(1,501,319)	(1,418,047)
Net realized (gain) loss from investments	3,860,934	(1,356,873)	(573,156)
Net realized loss on extinguishment of debt	34	—	—
Net cash provided by (used in) operating activities	$18,503,009	$4,691,500	$(548,353)

Cash Flows From Financing Activities
Repurchase of common shares	$—	$(87,649)	$(287,318)
Distributions paid to common shareholders, net of reinvestments	(26,109,122)	(7,316,213)	(5,623,297)
Proceeds from secured borrowings	27,400,000	8,000,000	—
Repayment of secured borrowings	(28,880,000)	(6,300,000)	—
Increase in due to custodian	—	—	375,999
Net cash used in financing activities	$(27,589,122)	$(5,703,862)	$(5,534,616)

Net decrease in cash	$(9,086,113)	$(1,012,362)	$(6,082,969)

Cash at beginning of period	$12,813,746	$10,706,887	$6,082,969

Cash at end of period	$3,727,633	$9,694,525	$—

Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$1,799,173	$523,471	$406,110

21	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights

	Municipal Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$13.940		$12.290	$14.100	$12.560	$13.080	$13.170

Income (Loss) From Operations
Net investment income(1)	$0.383		$0.783	$0.768	$0.763	$0.878	$0.878
Net realized and unrealized gain (loss)	0.220		1.633	(1.812)	1.584	(0.482)	(0.059)

Total income (loss) from operations	$0.603		$2.416	$(1.044)	$2.347	$0.396	$0.819

Less Distributions
From net investment income	$(0.383)		$(0.766)	$(0.766)	$(0.807)	$(0.916)	$(0.909)

Total distributions	$(0.383)		$(0.766)	$(0.766)	$(0.807)	$(0.916)	$(0.909)

Net asset value — End of period	$14.160		$13.940	$12.290	$14.100	$12.560	$13.080

Market value — End of period	$12.910		$12.520	$11.560	$14.460	$12.350	$13.900

Total Investment Return on Net Asset Value(2)	4.56	%(3)	21.00%	(7.59)%	19.33%	3.89%	6.77%

Total Investment Return on Market Value(2)	6.22	%(3)	15.44%	(15.17)%	24.45%	(3.87)%	13.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$965,331		$950,519	$837,447	$960,528	$855,705	$889,539
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.05	%(5)	1.12%	1.15%	1.30%	1.25%	1.12%
Interest and fee expense(6)	0.37	%(5)	0.43%	0.47%	0.48%	0.56%	0.54%
Total expenses(4)	1.42	%(5)	1.55%	1.62%	1.78%	1.81%	1.66%
Net investment income	5.43	%(5)	6.01%	5.67%	5.75%	7.54%	7.04%
Portfolio Turnover	3	%(3)	9%	18%	17%	18%	18%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

22	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

	California Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$12.900		$11.510	$12.980	$11.740	$12.610	$12.940

Income (Loss) From Operations
Net investment income(1)	$0.346		$0.700	$0.698	$0.689	$0.801	$0.847
Net realized and unrealized gain (loss)	0.046		1.326	(1.514)	1.282	(0.822)	(0.331)

Total income (loss) from operations	$0.392		$2.026	$(0.816)	$1.971	$(0.021)	$0.516

Less Distributions
From net investment income	$(0.342)		$(0.657)	$(0.654)	$(0.731)	$(0.849)	$(0.846)

Total distributions	$(0.342)		$(0.657)	$(0.654)	$(0.731)	$(0.849)	$(0.846)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$0.000	(2)	$0.021	$—	$—	$—	$—

Net asset value — End of period	$12.950		$12.900	$11.510	$12.980	$11.740	$12.610

Market value — End of period	$12.020		$11.350	$10.330	$12.650	$12.270	$13.300

Total Investment Return on Net Asset Value(3)	3.29	%(4)	18.96%	(6.18)%	17.34%	0.48%	4.53%

Total Investment Return on Market Value(3)	8.96	%(4)	16.62%	(13.60)%	9.42%	(0.43)%	10.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$277,030		$276,022	$250,407	$282,353	$255,294	$273,914
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.10	%(6)	1.16%	1.22%	1.25%	1.42%	1.16%
Interest and fee expense(7)	0.37	%(6)	0.42%	0.46%	0.48%	0.57%	0.56%
Total expenses(5)	1.47	%(6)	1.58%	1.68%	1.73%	1.99%	1.72%
Net investment income	5.35	%(6)	5.75%	5.56%	5.57%	7.20%	7.01%
Portfolio Turnover	4	%(4)	7%	22%	27%	21%	11%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

23	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Financial Highlights — continued

	New York Fund
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$14.040		$12.740	$14.460	$13.170	$13.610	$13.640

Income (Loss) From Operations
Net investment income(1)	$0.365		$0.752	$0.735	$0.728	$0.797	$0.831
Net realized and unrealized gain (loss)	0.072		1.219	(1.767)	1.308	(0.412)	(0.041)

Total income (loss) from operations	$0.437		$1.971	$(1.032)	$2.036	$0.385	$0.790

Less Distributions
From net investment income	$(0.359)		$(0.690)	$(0.688)	$(0.746)	$(0.825)	$(0.820)

Total distributions	$(0.359)		$(0.690)	$(0.688)	$(0.746)	$(0.825)	$(0.820)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$0.002		$0.019	$—	$—	$—	$—

Net asset value — End of period	$14.120		$14.040	$12.740	$14.460	$13.170	$13.610

Market value — End of period	$12.730		$12.330	$11.540	$14.660	$13.450	$14.010

Total Investment Return on Net Asset Value(2)	3.44	%(3)	16.72%	(7.16)%	15.87%	3.37%	6.16%

Total Investment Return on Market Value(2)	6.18	%(3)	13.16%	(17.05)%	15.03%	2.56%	5.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$221,169		$220,190	$202,452	$229,792	$209,003	$215,453
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.18	%(5)	1.22%	1.21%	1.22%	1.39%	1.12%
Interest and fee expense(6)	0.37	%(5)	0.40%	0.42%	0.43%	0.52%	0.55%
Total expenses(4)	1.55	%(5)	1.62%	1.63%	1.65%	1.91%	1.67%
Net investment income	5.17	%(5)	5.65%	5.29%	5.29%	6.37%	6.30%
Portfolio Turnover	0%		7%	12%	17%	29%	11%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

24	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund, Eaton Vance California Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund, (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

As of March 31, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund

25

Eaton Vance

Municipal Bond Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 8) at March 31, 2015. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2015, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund	California Fund	New York Fund

Floating Rate Notes Outstanding	$601,550,000	$185,200,000	$142,670,000
Interest Rate or Range of Interest Rates (%)	0.02 - 0.22	0.02 - 0.04	0.02 - 0.04
Collateral for Floating Rate Notes Outstanding	$746,486,577	$234,757,031	$178,475,748

For the six months ended March 31, 2015, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund	California Fund	New York Fund

Average Floating Rate Notes Outstanding	$601,594,945	$182,117,582	$142,670,000
Average Interest Rate	0.59%	0.57%	0.57%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2015.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

26

Eaton Vance

Municipal Bond Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds is July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts will need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

As of March 31, 2015, the Funds’ investments in residual interest bonds that must be compliant with the Volcker Rule by July 21, 2015, if any, are anticipated to be restructured by the required compliance date.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to March 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Each Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2014, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this

27

Eaton Vance

Municipal Bond Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund	California Fund	New York Fund

September 30, 2015	$31,250	$—	$—
September 30, 2016	6,857,645	533,889	—
September 30, 2017	18,034,628	4,562,453	7,946,914
September 30, 2018	56,183,712	23,169,615	8,909,352
September 30, 2019	16,458,561	7,665,268	6,463,209

Total capital loss carryforwards	$97,565,796	$35,931,225	$23,319,475

Deferred capital losses:
Short-term	$29,965,380	$8,535,820	$3,986,542
Long-term	$16,974,126	$20,989,441	$4,774,270

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

	Municipal Fund	California Fund	New York Fund

Aggregate cost	$786,261,365	$245,087,726	$187,086,971

Gross unrealized appreciation	$159,570,964	$39,657,276	$32,157,318
Gross unrealized depreciation	(2,513,926)	(1,298,507)	(1,845,068)

Net unrealized appreciation	$157,057,038	$38,358,769	$30,312,250

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. Pursuant to the investment advisory agreement for New York Fund, the fee is computed at an annual rate of 0.65% of its average weekly gross assets. Pursuant to the investment advisory agreement and a subsequent fee reduction agreement between each of Municipal Fund and California Fund and EVM, the fee is calculated at an annual rate of 0.60% of each Fund’s average weekly gross assets. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund. Pursuant to a fee reduction agreement between each Fund and EVM, average weekly gross assets are calculated by adding to net assets the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the Auction Preferred Shares (APS) outstanding prior to any APS redemptions by the Fund. The investment adviser fee is payable monthly. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2015, the investment adviser fees were as follows:

	Municipal Fund	California Fund	New York Fund

Investment Adviser Fee	$4,696,777	$1,377,650	$1,180,207

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

28

Eaton Vance

Municipal Bond Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2015 were as follows:

	Municipal Fund	California Fund	New York Fund

Purchases	$52,173,239	$33,318,300	$—
Sales	$65,060,284	$20,206,104	$5,646,440

5  Common Shares of Beneficial Interest

The Funds may issue common shares pursuant to their dividend reinvestment plans. There were no common shares issued by the Funds for the six months ended March 31, 2015 and the year ended September 30, 2014.

On November 11, 2013, the Boards of Trustees of the Funds authorized the repurchase by each Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Funds to purchase a specific amount of shares. During the six months ended March 31, 2015 and the year ended September 30, 2014, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:

	Six Months Ended March 31, 2015
	Municipal Fund	California Fund	New York Fund

Common shares repurchased	—	7,500	23,000
Cost, including brokerage commissions, of common shares repurchased	—	$87,649	$287,318
Average price per share	—	$11.69	$12.49
Weighted average discount per share to NAV	—	9.90%	11.61%

	Year Ended September 30, 2014
	Municipal Fund	California Fund	New York Fund

Common shares repurchased	—	357,500	215,000
Cost, including brokerage commissions, of common shares repurchased	—	$3,881,323	$2,538,716
Average price per share	—	$10.86	$11.81
Weighted average discount per share to NAV	—	10.57%	10.38%

6  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2015, the New York Fund had payments due to SSBT pursuant to the foregoing arrangement of $375,999. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2015. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 8) at March 31, 2015. The Funds’ average overdraft advances during the six months ended March 31, 2015 were not significant.

7  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and

29

Eaton Vance

Municipal Bond Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2015 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Municipal	6/15	229 U.S. Long Treasury Bond	Short	$(36,775,350)	$(37,527,375)	$(752,025)
California	6/15	100 U.S. 10-Year Treasury Note	Short	$(12,670,956)	$(12,890,625)	$(219,669)
	6/15	79 U.S. Long Treasury Bond	Short	(12,686,693)	(12,946,125)	(259,432)
New York	6/15	50 U.S. Long Treasury Bond	Short	$(8,029,552)	$(8,193,750)	$(164,198)

At March 31, 2015, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2015 were as follows:

	Municipal Fund		California Fund		New York Fund

Liability Derivative:

Futures Contracts	$(752,025	)(1)	$(479,101	)(1)	$(164,198	)(1)

Total	$(752,025)		$(479,101)		$(164,198)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2015 was as follows:

	Municipal Fund		California Fund		New York Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(2,594,725	)(1)	$(1,180,357	)(1)	$(565,710	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(1,127,645	)(2)	$(672,138	)(2)	$(246,092	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

30

Eaton Vance

Municipal Bond Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2015, which are indicative of the volume of this derivative type, were approximately as follows:

	Municipal Fund	California Fund	New York Fund

Average Notional Amount:
Futures Contracts – Short	$44,901,000	$28,126,000	$9,793,000

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$1,544,868,403	$—	$1,544,868,403

Total Investments	$—	$1,544,868,403	$—	$1,544,868,403

Liability Description

Futures Contracts	$(752,025)	$—	$—	$(752,025)

Total	$(752,025)	$—	$—	$(752,025)

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$468,646,495	$—	$468,646,495

Total Investments	$—	$468,646,495	$—	$468,646,495

Liability Description

Futures Contracts	$(479,101)	$—	$—	$(479,101)

Total	$(479,101)	$—	$—	$(479,101)

31

Eaton Vance

Municipal Bond Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

New York Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$360,069,221	$—	$360,069,221

Total Investments	$—	$360,069,221	$—	$360,069,221

Liability Description

Futures Contracts	$(164,198)	$—	$—	$(164,198)

Total	$(164,198)	$—	$—	$(164,198)

California Fund and New York Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. Level 3 investments held by Municipal Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2015 is not presented.

At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

32

Eaton Vance

Municipal Bond Funds

March 31, 2015

Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of March 31, 2015, Fund records indicate that there are 161, 30 and 42 registered shareholders for Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund, respectively, and approximately 23,062, 5,429 and 4,718 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund	EIM
California Municipal Bond Fund	EVM
New York Municipal Bond Fund	ENX

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

34

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7727 3.31.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 18, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 18, 2015